Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
Net Loss Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(39,485)	(28,324)	(123,742)	(48,879)
Weighted average number of common shares	100,783,496	100,434,512	100,652,685	98,892,574
Common stock and common stock equivalents	100,783,496	100,434,512	100,652,685	98,892,574
Loss per common share – basic and diluted	(0.39)	(0.28)	(1.23)	(0.49)